Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - ZAR (R) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation		R 6,382	R (595)	R (2,746)
Adjustments for:
Amortisation and depreciation		3,877	3,508	4,054
Impairment of assets		1,124	0	3,898
Share-based payments		160	180	230
Net decrease in provision for post-retirement benefits		(13)	(12)	(12)
Net increase/(decrease) in provision for environmental rehabilitation		135	0	(53)
Loss on scrapping of property, plant and equipment		161	62	21
Profit from associates		(83)	(94)	(59)
Investment income		(244)	(375)	(308)
ARM BBEE day one expense		(87)	0	0
Finance costs		661	661	575
Inventory revaluation adjustments		69	(70)	(166)
Foreign exchange translation difference		(810)	989	95
Non cash portion of gains/losses on derivatives		(1,204)	1,382	(429)
Day one loss amortisation		(47)	40	32
Streaming contract revenue		(397)	0	0
Silicosis settlement provision		(90)	(119)	(62)
Gain on bargain purchase		(303)	0	0
Contingent consideration remeasurement	R (127)	(127)	0	0
Other non-cash adjustments		(14)	22	(16)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables		(339)	(349)	32
(Increase)/decrease in Inventories		(37)	(150)	(88)
Increase/(decrease) in Payables		967	(49)	54
Cash generated by operations		R 9,741	R 5,031	R 5,052